Investment in associated companies	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies	Investment in associated companies
We have the following investments in associated companies:

	Successor	Predecessor
Ownership percentage	December 31, 2022	December 31, 2021
Paratus Energy Services Ltd (i)	35%	100%
Gulfdrill (ii)	50%	50%
Sonadrill (iii)	50%	50%
We own 50% equity interests in Gulfdrill and Sonadrill and a 35% equity interest in Paratus Energy Services Ltd ("PES") (formerly NSNCo). We account for our 50% and 35% investments under the equity method. For transactions with related parties refer to Note 27 - "Related party transactions".
i. Paratus Energy Services Ltd
Paratus Energy Services Ltd ("PES"), formerly known as Seadrill New Finance Limited or "NSNCo", holds investments in SeaMex (100%), Seabras Sapura (50%), and Archer (15.7%). As part of Seadrill's comprehensive restructuring process, we disposed of 65% of our equity interest in PES in January 2022, reducing our shareholding to 35%. As a result, the carrying value of PES's net assets were deconsolidated from Seadrill's Consolidated Balance Sheet and were replaced with an equity method investment representing the fair value of the retained 35% interest. This resulted in a loss of $112 million that was reported through reorganization items, as set out further in Note 4 - "Chapter 11".
On September 30, 2022, Seadrill entered into share purchase agreements with certain other existing shareholders of PES to dispose of the remaining 35% shareholding in PES. The sale closed on February 24, 2023. In connection with the sale, on March 14, 2023, Seadrill also provided each of PES and SeaMex Holdings Ltd (“SeaMex Holdings”) with a termination notice regarding (i) the Master Services Agreement by and between PES and Seadrill Management Ltd (“SML”), dated January 20, 2022 (the “Paratus MSA”), and (ii) the Master Services Agreement by and among SeaMex Holdings, certain operating companies party thereto and SML, dated January 20, 2022 (the “SeaMex MSA”), respectively. The Paratus MSA will terminate effective July 12, 2023; and the SeaMex MSA will terminate effective September 10, 2023. We do not believe these terminations will have a material effect on the financial condition of the Company
For further information on Seadrill's comprehensive restructuring, including the disposal of the 65% interest in Paratus Energy Services, please refer to Note 4 - "Chapter 11".
ii. Gulfdrill
Seadrill owns a 50% stake in Gulfdrill, a joint venture that operates five premium jackups in Qatar with Qatargas. The remaining 50% interest is owned by Gulf Drilling International ("GDI"), which manages all five rigs. Three of Seadrill's jackup rigs are leased to the joint venture, namely the West Castor, West Telesto, and West Tucana. The two additional units are leased from a third-party shipyard, and all costs associated with these units are borne by Gulfdrill.
iii. Sonadrill
Sonadrill is a joint venture that presently operates three drillships focusing on opportunities in Angolan waters. Seadrill owns a 50% stake in Sonadrill, with the remaining 50% interest owned by Sonangol EP ("Sonangol"). Both companies initially committed to charter two units each into the joint venture. As of December 31, 2022, Sonadrill leased three drillships, including the Libongos and Quenguela from Sonangol, and the West Gemini from Seadrill. Seadrill manages all three units for the joint venture.
The Libongos has been operating within the joint venture since 2019, and the Quenguela commenced operations on its maiden contract in March 2022. On July 1, 2022, Seadrill novated their drilling contract for the West Gemini in Angola to the Sonadrill joint venture and leased the West Gemini to Sonadrill for the duration of that contract and the follow-on contract. The West Gemini is leased to Sonadrill at a nominal charter rate based on a commitment made under the terms of the joint venture agreement.
Seadrill's investment in the Sonadrill joint venture includes initial equity capital and certain other contingent commitments, including the commitment to charter up to two drillships to the joint venture at a nominal charter rate, contingent on Sonadrill obtaining drilling contracts for the units. The lease of the West Gemini to Sonadrill for the duration of the contracts for a nominal charter rate is considered part of Seadrill’s investment in the joint venture. As such, the company recorded a $21 million liability, equal to the fair value of the lease, at the commencement of the West Gemini lease to Sonadrill, with the offsetting entry being a basis difference against the investment in Sonadrill.
The remaining committed Seadrill rig will be leased to the joint venture once Sonadrill secures a drilling contract.
Share in results from associated companies
Our share in results of our associated companies were as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
				(As adjusted)
PES	(8)	(3)	—	—
Sonadrill	2	1	5	(2)
Gulfdrill	4	—	(2)	2
Total share in results from associated companies (net of tax)	(2)	(2)	3	—
Seadrill recorded $8 million of losses from its share of the post-emergence results of PES until September 30, 2022, when it entered into share purchase agreements with certain other existing shareholders of PES to dispose of the remaining 35% shareholding in PES. The deal was closed on February 24, 2023, and the carrying values of the equity method investment in PES, together with certain other related balances, approximately equal the agreed sales price. As a result, we do not anticipate any material gain or loss on the sale, and there has been no further recognition of PES results after the agreement date. Accordingly, we have not presented a summary of the results of PES in the section below.
Summary of Consolidated Statements of Operations for our equity method investees
The results of Sonadrill and our share in those results is summarized below:

Sonadrill	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Operating revenues	200	14	94	56
Net operating income/(loss)	21	2	18	(2)
Net income/(loss)	10	2	11	(5)

Seadrill ownership percentage	50%	50%	50%	50%
Share in results from Sonadrill (net of tax)	5	1	5	(2)
Basis difference amortization	(3)	—	—	—
Net share in results from Sonadrill	2	1	5	(2)
The results of Gulfdrill and our share in those results is summarized below:

Gulfdrill	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Operating revenues	167	28	142	44
Net operating income/(loss)	14	2	(4)	6
Net income/(loss)	9	1	(4)	4

Seadrill ownership percentage	50%	50%	50%	50%
Share in results from Gulfdrill (net of tax)	4	—	(2)	2
Book value of our investments in associated companies
At the year end, the book values of our investments in our associated companies were as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
PES	31	—
Sonadrill	49	27
Gulfdrill	4	—
Total	84	27
After Seadrill emerged from Chapter 11 proceedings and applied Fresh Start accounting, the book value of Seadrill's investment in PES was reduced to $39 million. Seadrill's share of post-emergence PES losses of $8 million further reduced the carrying value of the investment to $31 million. Seadrill agreed to sell its investment in PES as of September 30, 2022, and the carrying value of the equity method investment in PES at this time, along with related balances, approximately equaled the agreed sales price.
Summarized Consolidated Balance sheets for our equity method investees
The summarized balance sheets of the Sonadrill companies and our share of recorded equity in those companies was as follows:

Sonadrill	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Current assets	105	72
Non-current assets	1	—
Current liabilities	(40)	(18)
Non-current liabilities	(1)	—
Net Assets	65	54
Seadrill ownership percentage	50%	50%
Book value of Seadrill investment	33	27
Basis difference net of amortization (i)	16	—
Net book value of Seadrill investment	49	27
(i) As discussed above, on July 1, 2022, Seadrill recorded a liability of $21 million reflecting the fair value of the lease of the West Gemini to the Sonadrill joint venture at a nominal charter rate, with the offsetting entry being a basis difference in the joint venture. This basis difference is amortized over the lease term.
The summarized balance sheets of the Gulfdrill companies and our share of recorded equity in those companies was as follows:

Gulfdrill	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Current assets	110	120
Non-current assets	80	173
Current liabilities	(129)	(182)
Non-current liabilities	(54)	(113)
Net assets/(liabilities)	7	(2)
Seadrill ownership percentage	50%	50%
Book value of Seadrill investment	4	—